Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents Balance (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SGD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		¥ 1,790,784	$ 281,013		¥ 3,293,573
Others [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	[1]	835			1,357
RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		1,341,236			989,824
US$ [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		422,096	$ 66,204		2,247,500	$ 344,450
SGD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		¥ 26,617		$ 5,642	¥ 54,892		$ 11,131

[1]	As of December 31, 2020 and 2021, the other currencies consist of Hong Kong Dollar, Brazilian Real and Thai Baht.